Nuveen Virginia Quality Municipal Income Fund
Portfolio of Investments February 29, 2024
(Unaudited)
NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.4% (100.0% of Total Investments)
X 371,476,788
MUNICIPAL BONDS - 164.4%  (100.0% of Total Investments) X 371,476,788
Consumer Staples - 6.0% (3.7% of Total Investments)
$ 1,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds,
Refunding Series 2002, 5.625%, 5/15/43
4/24 at 100.00 $ 1,011,659
Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A:
495 5.250%, 6/01/32 3/24 at 100.00 494,992
705 5.625%, 6/01/47 3/24 at 100.00 704,974
5,135 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
3/24 at 100.00 4,864,451
6,645 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
3/24 at 100.00 6,583,929
Total Consumer Staples 13,660,005
Education and Civic Organizations - 12.8% (7.8% of Total Investments)
1,000 Alexandria Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Episcopal High School, Refunding Series 2021C, 4.000%,
1/01/46
1/31 at 100.00 976,828
Alexandria Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Episcopal High School, Series 2017:
1,105 4.000%, 1/01/37 1/27 at 100.00 1,116,727
565 4.000%, 1/01/40 1/27 at 100.00 565,800
245 Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet
Briar College, Series 2006, 5.000%, 9/01/26
4/24 at 100.00 241,457
1,000 (c) Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/43
1/28 at 100.00 1,055,642
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A, 4.000%,
10/01/52
10/32 at 100.00 1,491,170
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%,
10/01/50
10/30 at 100.00 1,538,347
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/36
6/27 at 100.00 511,197
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 757,619
1,000 Salem Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45
4/30 at 100.00 891,519
2,500 The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,530,081
1,515 The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Refunding Series 2017A, 5.000%, 4/01/39
4/27 at 100.00 1,596,494
9,000 (c) The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Refunding Series 2017A, 5.000%, 4/01/39, (UB)
4/27 at 100.00 9,484,124
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A
7/25 at 100.00 937,585
Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A:
1,500 5.000%, 7/01/35, 144A 7/25 at 100.00 1,501,798
4,000 5.000%, 7/01/45, 144A 7/25 at 100.00 3,750,341
Total Education and Civic Organizations 28,946,729

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 30.6% (18.6% of Total Investments)
Arlington County Industrial Development Authority, Virginia, Hospital Facility
Revenue Bonds, Virginia Hospital Center, Series 2020:
$ 1,550 5.000%, 7/01/29 No Opt. Call $ 1,700,195
2,000 4.000%, 7/01/39 7/30 at 100.00 2,010,466
225 4.000%, 7/01/40 7/30 at 100.00 222,994
2,055 4.000%, 7/01/45 7/30 at 100.00 1,994,496
1,465 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 1,615,541
Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds,
Chesapeake Regional Medical Center, Series 2019:
1,470 5.000%, 7/01/34 7/29 at 100.00 1,592,977
1,205 4.000%, 7/01/37 7/29 at 100.00 1,209,287
1,000 4.000%, 7/01/43 7/29 at 100.00 961,722
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,853,037
2,700 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 2,519,867
4,005 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/42
5/32 at 100.00 4,066,657
2,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44
5/24 at 100.00 2,490,683
2,500 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018,
4.000%, 1/01/50
1/25 at 103.00 2,338,362
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 3,510,120
3,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 2,968,045
2,310 Isle Economic Development Authority, Wight County, Virginia, Health System
Revenue Bonds, Riverside Health System Series 2023, 5.250%, 7/01/48 -
AGM Insured
7/33 at 100.00 2,542,964
Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2017A:
195 5.000%, 1/01/31 1/27 at 100.00 203,244
4,885 5.000%, 1/01/47 1/27 at 100.00 4,956,591
1,575 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55
1/32 at 100.00 1,478,050
2,000 Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue
Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%,
11/01/48
11/28 at 100.00 1,906,132
Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A:
875 4.000%, 7/01/36 7/30 at 100.00 902,738
5,000 4.000%, 7/01/51 7/30 at 100.00 4,825,223
Stafford County Economic Development Authority, Virginia, Hospital Facilities
Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding
Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 1,029,939
1,360 4.000%, 6/15/37 6/26 at 100.00 1,360,069
7,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 6,664,380
3,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/42
10/32 at 100.00 3,266,014
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Sentara Healthcare, Refunding Series 2020:
1,150 4.000%, 11/01/38 11/29 at 100.00 1,169,852
2,000 4.000%, 11/01/39 11/29 at 100.00 2,029,900

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2015:
$ 1,500 5.000%, 1/01/33 1/26 at 100.00 $ 1,542,891
1,000 5.000%, 1/01/35 1/26 at 100.00 1,028,360
2,000 4.000%, 1/01/37 1/26 at 100.00 2,014,984
1,215 5.000%, 1/01/44 1/26 at 100.00 1,235,466
Total Health Care 69,211,246
Housing/Multifamily - 14.1% (8.6% of Total Investments)
1,070 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 1,028,173
Virginia Housing Development Authority, Rental Housing Bonds, Series
2015A:
1,000 3.500%, 3/01/35 3/24 at 100.00 999,997
1,000 3.625%, 3/01/39 3/24 at 100.00 950,125
900 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 849,913
2,750 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,665,051
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,446,619
1,700 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,571,283
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.800%, 9/01/44
3/28 at 100.00 2,851,536
1,855 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.500%, 7/01/45
7/29 at 100.00 1,321,354
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,045,818
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023E, 5.250%, 10/01/63
10/32 at 100.00 1,038,066
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2024A, 4.449%, 9/01/44 , (WI/DD)
9/33 at 100.00 1,008,361
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William and
Mary Project Series 2023A:
7,650 (c) 4.000%, 7/01/48 - AGM Insured, (UB) 7/33 at 100.00 7,527,207
2,600 (c) 4.125%, 7/01/58 - AGM Insured, (UB) 7/33 at 100.00 2,585,739
5,000 (c) 4.375%, 7/01/63 - AGM Insured, (UB) 7/33 at 100.00 5,007,378
Total Housing/Multifamily 31,896,620
Housing/Single Family - 0.5% (0.3% of Total Investments)
1,000 Virginia Housing Development Authority, Commonwealth Mortgage Bonds,
Series 2023C, 4.875%, 7/01/48
7/32 at 100.00 1,026,112
Total Housing/Single Family 1,026,112
Long-Term Care - 8.2% (5.0% of Total Investments)
3,225 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series 2022A,
4.000%, 6/01/42
6/29 at 103.00 3,014,162
700 Henrico County Economic Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding
Series 2020, 4.000%, 10/01/45
10/26 at 103.00 657,920
1,155 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/40
12/27 at 103.00 1,008,287
200 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 217,912
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%, 6/01/47
6/27 at 103.00 783,541

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,000 Lexington Industrial Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding
Series 2016, 4.000%, 1/01/37
1/25 at 102.00 $ 962,965
Lexington Industrial Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding
Series 2022. Forward Delivery:
1,120 4.000%, 1/01/42 1/29 at 103.00 1,020,949
1,000 4.000%, 1/01/48 1/29 at 103.00 865,370
Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A:
625 5.000%, 1/01/49 4/24 at 104.00 514,832
2,700 5.250%, 1/01/54 4/24 at 104.00 2,245,302
Prince William County Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series
2016:
670 5.000%, 1/01/37 1/25 at 102.00 618,496
2,000 5.000%, 1/01/46 1/25 at 102.00 1,689,530
2,920 Suffolk Economic Development Authority, Virginia, Retirement Facilities First
Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church Homes
and Services Obligated Group, Refunding Series 2016, 5.000%, 9/01/31
9/24 at 102.00 2,878,795
320 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A,
7.000%, 9/01/53
9/30 at 103.00 351,362
1,900 Virginia Small Business Financing Authority, Revenue Bonds, National Senior
Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/51
7/27 at 103.00 1,672,076
Total Long-Term Care 18,501,499
Tax Obligation/General - 3.8% (2.3% of Total Investments)
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
3,300 0.000%, 7/01/33 7/31 at 89.94 2,126,991
4,000 4.000%, 7/01/33 7/31 at 103.00 3,929,522
1,000 4.000%, 7/01/41 7/31 at 103.00 928,834
380 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/33
No Opt. Call 456,929
1,000 Virginia State, General Obligation Bonds, Series 2022A, 5.000%, 6/01/52 6/32 at 100.00 1,104,541
Total Tax Obligation/General 8,546,817
Tax Obligation/Limited - 23.2% (14.1% of Total Investments)
1,340 Arlington County Industrial Development Authority, Virginia, Revenue Bonds,
Refunding County Projects, Series 2017, 5.000%, 2/15/37
8/27 at 100.00 1,418,508
1,000 Cherry Hill Community Development Authority, Virginia, Special Assessment
Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A
3/25 at 100.00 1,005,590
750 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center Project,
Series 2012, 4.250%, 3/01/26
4/24 at 100.00 735,262
1,500 Fairfax County Economic Development Authority, Virginia, Revenue Bonds,
Metrorail Parking System Project, Series 2017, 5.000%, 4/01/42
4/27 at 100.00 1,564,223
1,475 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 1,415,942
4,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
5.000%, 11/15/34
11/25 at 100.00 4,073,957
395 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F.
Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 399,144
1,000 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/33
12/26 at 100.00 1,028,466
2,000 Hampton Roads Transportation Accountability Commision, Virginia, Revenue
Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A,
5.000%, 7/01/45
7/30 at 100.00 2,165,235
3,000 Hampton Roads Transportation Accountability Commission, Virginia, Revenue
Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2022A,
4.000%, 7/01/57
7/32 at 100.00 2,890,231

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Industrial Development Authority of the City of Alexandria, Virginia, Tourism
Development Financing Program Revenue Bonds (699 Prince Street Hotel
Project), Senior Series 2022A-1 (Tax-Exempt) and Senior Series 2022B-1,
7.750%, 9/01/44, 144A
9/32 at 110.31 $ 1,126,136
Lower Magnolia Green Community Development Authority, Virginia, Special
Assessment Bonds, Series 2015:
905 5.000%, 3/01/35, 144A 3/25 at 100.00 907,672
2,995 5.000%, 3/01/45, 144A 3/25 at 100.00 2,924,429
440 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 472,367
Peninsula Town Center Community Development Authority, Virginia, Special
Obligation Bonds, Refunding Series 2018:
360 4.500%, 9/01/28, 144A 9/27 at 100.00 358,906
3,000 5.000%, 9/01/45, 144A 9/27 at 100.00 2,864,033
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
22 0.000%, 7/01/24 No Opt. Call 21,759
96 0.000%, 7/01/27 No Opt. Call 85,122
94 0.000%, 7/01/29 7/28 at 98.64 77,410
219 0.000%, 7/01/31 7/28 at 91.88 166,620
136 0.000%, 7/01/33 7/28 at 86.06 95,128
3,609 0.000%, 7/01/51 7/28 at 30.01 871,878
8,320 5.000%, 7/01/58 7/28 at 100.00 8,382,383
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,550 4.329%, 7/01/40 7/28 at 100.00 1,542,914
150 4.536%, 7/01/53 7/28 at 100.00 145,308
62 4.784%, 7/01/58 7/28 at 100.00 61,845
1,500 Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation
Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A
9/25 at 100.00 1,522,371
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 2,257,547
3,500 Virginia Commonwealth Transportation Board, Federal Transportation Grant
Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 3,672,889
1,000 Virginia Gateway Community Development Authority, Prince William County,
Virginia, Special Assessment Refunding Bonds, Series 2012, 5.000%, 3/01/30
4/24 at 100.00 999,959
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 2,005,445
35 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing
Program, Series 2012A, 5.000%, 11/01/42
4/24 at 100.00 35,016
120 Virginia Small Business Finance Authority, Tourism Development Financing
Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront
Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 122,607
300 Virginia Small Business Financing Authority, Tourism Development Financing
Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project,
Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 312,842
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2018, 4.000%, 5/15/38
5/28 at 100.00 1,022,008
2,470 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Second Lien Green Series 2023A, 5.250%,
7/15/53
7/33 at 100.00 2,734,449
920 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/36
12/26 at 100.00 960,205
Total Tax Obligation/Limited 52,445,806
Transportation - 49.1% (29.9% of Total Investments)
Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2016A:
375 4.000%, 7/01/34 7/26 at 100.00 381,426
400 4.000%, 7/01/35 7/26 at 100.00 406,741
250 4.000%, 7/01/38 7/26 at 100.00 251,937

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016:
$ 5,320 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 $ 5,469,323
1,705 5.000%, 7/01/46 7/26 at 100.00 1,719,774
4,200 5.000%, 7/01/51 7/26 at 100.00 4,222,622
Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B:
2,000 4.750%, 7/15/32 7/28 at 100.00 2,099,484
1,000 4.875%, 7/15/40 - AGM Insured 7/28 at 100.00 1,046,323
4,225 4.875%, 7/15/40 7/28 at 100.00 4,349,518
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B:
4,500 4.000%, 10/01/44 10/29 at 100.00 4,439,723
3,335 4.000%, 10/01/53 - AGM Insured 10/29 at 100.00 3,175,487
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009B:
4,000 0.000%, 10/01/26 - AGC Insured No Opt. Call 3,669,802
11,825 0.000%, 10/01/34 - AGC Insured No Opt. Call 8,086,387
1,135 0.000%, 10/01/36 - AGC Insured No Opt. Call 701,549
5,010 0.010%, 10/01/39 - AGC Insured No Opt. Call 2,609,245
6,700 Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 7,433,054
7,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 7,539,627
375 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/34, (AMT)
10/27 at 100.00 392,631
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A:
2,000 (c) 5.000%, 10/01/32, (AMT) 10/28 at 100.00 2,138,726
3,290 (c) 5.000%, 10/01/36, (AMT) 10/28 at 100.00 3,480,802
2,000 5.000%, 10/01/38, (AMT) 10/28 at 100.00 2,097,439
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/30, (AMT) 10/29 at 100.00 1,084,636
4,000 5.000%, 10/01/40, (AMT) 10/29 at 100.00 4,208,448
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
95 5.000%, 8/01/26, (AMT) 3/24 at 100.00 95,024
595 5.000%, 8/01/31, (AMT) 3/24 at 100.00 595,029
1,585 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019,
5.000%, 7/01/38
7/29 at 100.00 1,698,914
Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B:
3,000 5.000%, 7/01/41, (AMT) 7/26 at 100.00 3,036,673
3,000 5.000%, 7/01/45, (AMT) 7/26 at 100.00 3,025,310
Virginia Small Business Financing Authority, Private Activity Revenue Bonds,
Transform 66 P3 Project, Senior Lien Series 2017:
9,035 5.000%, 12/31/49, (AMT) 6/27 at 100.00 9,119,645
805 5.000%, 12/31/52, (AMT) 6/27 at 100.00 810,818
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
1,000 5.000%, 7/01/33, (AMT) 1/32 at 100.00 1,096,941
500 5.000%, 1/01/36, (AMT) 1/32 at 100.00 543,675
260 5.000%, 7/01/38, (AMT) 1/32 at 100.00 277,351
3,120 4.000%, 7/01/39, (AMT) 1/32 at 100.00 3,048,902
1,500 4.000%, 1/01/42, (AMT) 1/32 at 100.00 1,436,805
1,500 5.000%, 12/31/47, (AMT) 12/32 at 100.00 1,560,698
1,840 5.000%, 12/31/52, (AMT) 12/32 at 100.00 1,886,041

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River
Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022:
$ 2,500 4.000%, 1/01/39, (AMT) 1/32 at 100.00 $ 2,436,286
5,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 4,031,033
3,000 Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2017B, 5.000%, 7/01/36
7/27 at 100.00 3,167,886
2,000 Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 2,079,925
Total Transportation 110,951,660
U.S. Guaranteed - 9.0% (5.4% of Total Investments) (d)
900 Alexandria Industrial Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House Incorporated, Series
2015, 5.000%, 10/01/50, (Pre-refunded 10/01/25)
10/25 at 100.00 925,241
325 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 328,739
705 Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution
Revenue Bonds, Refunding Series 1998, 5.500%, 7/01/25 - NPFG Insured,
(ETM)
No Opt. Call 713,370
100 Embrey Mill Community Development Authority, Virginia, Special Assessment
Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded 3/01/25)
3/25 at 100.00 102,293
1,000 Fairfax County Economic Development Authority, Virginia, County Facilities
Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33, (Pre-refunded
10/01/27)
10/27 at 100.00 1,081,790
Fairfax County Economic Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 715,955
1,965 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 2,020,871
Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Subordinate Series 2018A:
1,415 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 1,528,219
1,010 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 1,090,814
1,000 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 1,080,014
1,000 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A, 5.500%, 7/01/57, (Pre-refunded 1/01/28)
1/28 at 100.00 1,107,655
1,630 Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C,
5.000%, 9/01/30, (Pre-refunded 3/01/27)
3/27 at 100.00 1,737,631
Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A:
5,000 5.000%, 1/15/33, (Pre-refunded 1/15/26) 1/26 at 100.00 5,196,726
1,000 5.000%, 1/15/35, (Pre-refunded 1/15/26) 1/26 at 100.00 1,039,345
150 Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 10/01/24 - AGM Insured, (ETM)
No Opt. Call 150,250
1,460 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 1,482,683
Total U.S. Guaranteed 20,301,596
Utilities - 7.1% (4.3% of Total Investments)
4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 4,384,207
1,675 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,698,736
3,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 3,027,020
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 2,019,292
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 920,367
725 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2023C,
5.000%, 1/15/47
1/34 at 100.00 810,536
730 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/24
4/24 at 100.00 724,414

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NPV
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Virginia Resources Authority, Clean Water State Revolving Fund Revenue
Bonds, Refunding Series 2014B, 4.000%, 10/01/27
10/24 at 100.00 $ 1,003,320
1,500 Virginia Small Business Financing Authority, Solid Waste Disposal Revenue
Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT), (Mandatory Put
7/01/38), 144A
4/24 at 100.00 1,400,806
Total Utilities 15,988,698
Total Municipal Bonds
(cost $367,017,200) 371,476,788
Total Long-Term Investments
(cost $367,017,200) 371,476,788
Floating Rate Obligations - (8.4)%   (18,950,000)
VRDP Shares, Net - (56.5)% (e) (127,705,109)
Other Assets & Liabilities, Net - 0.5% 1,160,549
Net Assets Applicable to Common Shares - 100% $ 225,982,228
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 371,476,788 $ – $ 371,476,788
Total
$ – $ 371,476,788 $ – $ 371,476,788
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) VRDP Shares, Net as a percentage of Total Investments is 34.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.